INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES, NET [Abstract]
Raw materials, parts and supplies	$ 928	$ 759
Finished products	2,674	855
Inventories, net	3,602	1,614
Valuation adjustment for slow inventory	$ 151	$ 121